Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2023
Voyage Expenses and Commissions
Voyage Expenses and Commissions

16. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended December 31,
	2021	2022	2023
Brokers’ commissions on revenue	8,363	9,676	9,922
Bunkers’ consumption and other voyage expenses	11,067	4,584	4,585
Total	19,430	14,260	14,507

Bunkers’ consumption and other voyage expenses represent mainly bunkers consumed during vessels’ unemployment and off-hire (including bunkers consumed during dry-docking).